EATON VANCE SHORT TERM REAL RETURN FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Short Term Real Return Fund
1. The following replaces the introductory paragraph and the Shareholder Fees table under "Fees and Expenses of the Fund" in "Fund Summary":
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 35 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Short Term Real Return Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

2. The following replaces the Example table under "Fees and Expenses of the Fund" in "Fund Summary":
Expenses with Redemption
Expense Example Eaton Vance Short Term Real Return Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	340	886	1,459	3,015
Class C	Class C shares	293	901	1,633	3,567
Class I	Class I shares	92	600	1,136	2,603

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Short Term Real Return Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	340	886	1,459	3,015
Class C	Class C shares	193	901	1,633	3,567
Class I	Class I shares	92	600	1,136	2,603

Label	Element	10 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	evsit31266_SupplementTextBlock	EATON VANCE SHORT TERM REAL RETURN FUND Supplement to Prospectus dated March 1, 2011
Eaton Vance Short Term Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evsit31266_SupplementTextBlock	1. The following replaces the introductory paragraph and the Shareholder Fees table under "Fees and Expenses of the Fund" in "Fund Summary":
Fees and Expenses of The Fund	evsit31266_FundFeesAndExpensesAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 35 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evsit31266_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 35 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	evsit31266_SupplementExpenseExampleTextBlock	2. The following replaces the Example table under "Fees and Expenses of the Fund" in "Fund Summary":
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Eaton Vance Short Term Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	340
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,459
10 Years	rr_ExpenseExampleYear10	3,015
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	340
3 Years	rr_ExpenseExampleNoRedemptionYear03	886
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,459
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,015
Eaton Vance Short Term Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,633
10 Years	rr_ExpenseExampleYear10	3,567
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	901
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,633
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,567
Eaton Vance Short Term Real Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIRRX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	2,603
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,603